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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file

number                              811-3443
       -------------------------------------------------------------------------


                                 AIM Summit Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:        (713) 626-1919
                                                    ----------------------------

Date of fiscal year end:      10/31
                         --------------

Date of reporting period:    10/31/03
                          -------------

                                                                 AIM SUMMIT FUND
                                 Annual Report to Planholders o October 31, 2003






                                 [COVER IMAGE]






YOUR GOALS. OUR SOLUTIONS.                  [AIM INVESTMENTS LOGO APPEARS HERE]
     --Servicemark--                                   --Servicemark--

================================================================================
AIM SUMMIT FUND SEEKS GROWTH OF CAPITAL
================================================================================

Shares of AIM Summit Fund are made          o Shares of AIM Summit Fund are sold to       o Industry classifications used in this
available through AIM Summit Investors      the Summit Investors Plans (Plans I and       report are generally according to the
Plans I and AIM Summit Investors Plans      Plans II) without the imposition of any       Global Industry Classification Standard,
II ("Plans I" and "Plans II"), periodic     sales charges. When sales charges are         which was developed by and is the
payment plans that call for fixed           figured into the performance of a Plans       exclusive property and a service mark of
monthly investments for 15 years.           I investment, the maximum 8.50% sales         Morgan Stanley Capital International
Planholders have the option to make         charge is deducted. The 8.50% sales           Inc. and Standard & Poor's.
additional monthly payments for up to 25    charge is what a Plans I investor would
years. The sales charge is based on         pay over the life of a 15-year                o The unmanaged Standard & Poor's
monthly investment amounts.                 investment plan for the smallest plan         Composite Index of 500 Stocks (the S&P
                                            size, $50 per month; larger plans carry       500--Registered Trademark--) is
   Dollar-cost averaging does not           lower sales charges as outlined in the        an index of common stocks frequently
ensure a profit and does not protect        prospectus. (Plans I was closed to new        used as a general measure of
against loss in declining markets. Since    investors 8/16/99.) When sales charges        U.S. stock market performance.
dollar-cost averaging involves continued    are figured into the performance of a
investing regardless of fluctuating         Plans II investment, the maximum 3.33%        o Bloomberg, Inc. is a well-known
securities prices, you should consider      sales charge is deducted. The 3.33%           independent financial research and
your ability to continue purchasing         sales charge is what a Plans II investor      reporting firm.
through periods of low price levels.        would pay over the life of a 15-year
                                            investment plan for the smallest plan         o A direct investment cannot be made in
ABOUT INFORMATION THROUGHOUT THIS REPORT:   size, $50 per month; larger plans carry       an index. Unless otherwise indicated,
                                            lower sales charges as outlined in the        index results include reinvested
o Unless otherwise stated, information      prospectus.                                   dividends, and they do not reflect sales
presented is as of 10/31/03 and is based                                                  charges or fund expenses.
on total net assets.                        o Investing in small and mid-size
                                            companies may involve risks not               A description of the policies and
o AIM Summit Fund's performance figures     associated with investing in more             procedures that the fund uses to
are historical, and they reflect fund       established companies. Also, small            determine how to vote proxies relating
expenses, the reinvestment of               companies may have business risk,             to portfolio securities is available
distributions, and changes in net asset     significant stock price fluctuations and      without charge, upon request, by calling
value.                                      illiquidity.                                  800-959-4246, or by visiting,
                                                                                          AIMinvestments.com/summit.
                                            o The fund's investment return and
                                            principal value will fluctuate, so an
                                            investor's shares, when redeemed, may be
                                            worth more or less than their original
                                            cost.

=======================================================
NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE           This report may be distributed only to shareholders or
                                                                to persons who have received a current prospectus of
                                                                the fund.
=======================================================

AIMinvestments.com

TO OUR PLANHOLDERS

                    DEAR FELLOW PLANHOLDER:                     new policies and strengthened existing ones--to discourage harmful short-term trading. These steps include:
[PHOTO OF           As you may be aware, there has been a
ROBERT H.           great deal of media coverage recently          o  Strengthening daily monitoring of trading activities.
GRAHAM]             about the mutual fund industry and
                    allegations of improper activities by          o  Imposing redemption fees on additional funds we
ROBERT H. GRAHAM    certain individuals and companies. As             believe may be vulnerable to harmful short-term
                    part of these widespread investigations,          trading activity.
                    INVESCO Funds Group (IFG), the former
[PHOTO OF           adviser to certain INVESCO Funds, was          o  Implementing an enhanced exchange policy (effective
MARK H.             recently named as a defendant in                  on or about March 1, 2004) designed to limit exchanges
WILLIAMSON]         separate civil enforcement actions by             between funds.
                    the U.S. Securities and Exchange
MARK H. WILLIAMSON  Commission (SEC), the Office of the New        o  Employing an enhanced fair value pricing policy on
                    York Attorney General and the State of            certain foreign securities as well as certain illiquid
Colorado over an issue known as "market timing." A number of          securities.
private class or derivative actions also were filed in the
wake of the regulators' actions.                                   None of these tools alone, nor all of them taken
                                                                together, eliminate the possibility of short-term trading
   Investors are understandably concerned and frustrated        strategies that may be detrimental to a fund. Moreover, each
about these reports, and we would like to take this             of these tools involves judgments that are inherently
opportunity to assure you that, based on an investigation       subjective. We have always sought and continue to seek to
conducted by an outside firm, IFG and its parent company,       make these judgments to the best of our abilities and in a
AMVESCAP PLC, believe that these civil actions are without      manner that we believe is consistent with the best interests
merit. IFG is contesting the charges.                           of our fund shareholders. And we remain committed to being as vigilant as possible in the future to identify and
   We encourage you to continue to monitor this situation,      address any harmful market timing investors who have the
particularly as IFG has the opportunity to address the          potential to harm our long-term fund shareholders.
allegations that have been made. Current information will be
posted on our Web site at AIMinvestments.com. We will              We sincerely hope these developments and the media
continue to communicate to you on our Web site about our        coverage surrounding them do not result in you or other
finding, and the actions we are taking to protect and           shareholders losing confidence in AIM or INVESCO Funds.
promote the interests of our shareholders. The independent      Amidst this storm of controversy in the mutual fund
trustees of the funds are receiving regular reports from        industry, we believe we can find encouragement in the
their independent counsel and outside counsel hired by          recovering economy and rising equity markets. As we write
AMVESCAP PLC, the parent of AIM and IFG, to perform an          this letter, for instance, the S&P 500--Registered
ongoing investigation of market timing.                         Trademark-- Index is up approximately 23% year-to-date.
                                                                Although past performance is no guarantee of future results,
A COMPLEX ISSUE                                                 there appear to be indicators that the economy and stock
                                                                markets are showing signs of welcomed improvement. We
Market timing is an investment technique not defined in any     encourage you to read the enclosed discussion of your fund's
regulation that involves frequent short-term trading of         performance during this past reporting period.
mutual fund shares, sometimes with a goal to exploit
inefficiencies in the way mutual funds price their shares.      OUR UNWAVERING COMMITMENT
We recognize that fund management companies have tried to
deal with this complex issue in various ways and believe        At AIM Investments, we have never wavered in our commitment
that industry-wide guidance is in order. To that end, we        to helping you build solutions for your financial goals. Our
welcome SEC Chairman William Donaldson's pledge to adopt new    company was founded on a core principle of integrity, and we
rules designed to curb market timing abuses. Comprehensive      have always worked hard to earn the trust of our
rulemaking is necessary and is the best way to establish new    shareholders. We are committed to doing all we can to
industry responsibilities designed to protect shareholders.     maintain your trust and confidence.
We support practical rule changes and structural
modifications that are fair, enforceable and, most                 Thank you for your continued participation in AIM Summit
importantly, beneficial for investors.                          Investors Plan. Please call a helpful client services
                                                                representative at 800-215-2218, or contact your financial
   AIM Investments has policies in place designed to            advisor, if you have any questions about AIM Summit
identify, prevent and eliminate harmful trading or other        Investors Plans or our account.
activities deemed to be detrimental to the funds. We have
also recently taken additional steps--implemented               Sincerely,

                                                                /s/ ROBERT H. GRAHAM                /s/ MARK H. WILLIAMSON
                                                                Robert H. Graham                    Mark H. Williamson
                                                                Chairman and President              President and CEO
                                                                The AIM Family of Funds             AIM Investments
                                                                --Registered Trademark--

                                                                December 18, 2003

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

SIGNS OF ECONOMIC RECOVERY                                                                   For the fiscal year:
BENEFIT FUND
                                                                                          o All sectors of the S&P 500 recorded
Signs of a strengthening economy               The U.S. economy expanded during the       gains.
benefited the broad U.S. stock market       fiscal year. Gross domestic product, the
and AIM Summit Fund for the fiscal year     broadest measure of economic activity,        o Information technology, materials, and
ended October 31, 2003. For the fiscal      grew at an annualized rate of 1.4% in         utilities were the top-performing sectors
year, AIM Summit Fund returned 24.53%.      the first quarter of 2003, 3.3% in the        in the S&P 500.
The S&P 500, which is widely considered     second quarter, and 8.2% in the third
to be representative of the performance     quarter. Corporate earnings also showed       o Telecommunication services, consumer
of the U.S. stock market, returned          signs of strength. According to               staples, and health care were the
20.79% for the fiscal year.                 Bloomberg, as of the close of the fiscal      weakest-performing sectors.
                                            year, more than 65% of S&P 500
                                            corporations that had reported their          ==========================================
MARKET CONDITIONS                           third-quarter 2003 earnings exceeded
                                            analysts' expectations.                                 STOCKS THAT CONTRIBUTED
Signs of a generally improving economy
helped the U.S. stock market rise for          For most of the fiscal year, the                     TO FUND PERFORMANCE FOR
much of the fiscal year ended October       Federal Reserve (the Fed) kept the
31, 2003. The S&P 500 rose in November      short-term federal funds rate at 1.25%.                THE FISCAL YEAR INCLUDED
2002, but then declined for several         On June 25, 2003, it lowered that rate
months, reaching a low for the fiscal       to 1.00%, its lowest level since 1958,                  CLOTHING RETAILER GAP
year on March 11, 2003. The market          saying that it favored a more expansive
rallied for the remainder of the fiscal     monetary policy because the economy had                   AND FINANCIAL GIANT
year.                                       not yet exhibited sustainable growth. By
                                            October, the Fed reported that the pace                    J.P. MORGAN CHASE.
   The start of the market's rally          of economic expansion had picked up,
coincided with the commencement of          consumer spending generally                   ==========================================
Operation Iraqi Freedom on March 19,        strengthened, and residential real
2003. U.S. and allied forces quickly        estate was strong--but that commercial        YOUR FUND
toppled the regime of Saddam Hussein,       real estate was sluggish and that labor
and by May 1 President Bush was able to     markets remained weak. Indeed, the            At the close of the fiscal year, the
announce that major combat operations in    nation's unemployment rate was 6.0% at        fund was overweight consumer
Iraq had ended.                             the close of the fiscal year.                 discretionary, health care, and
                                                                                          information technology stocks, and
                                                                                          underweight consumer staples,
                                                                                          financials, materials,
                                                                                          telecommunications services, and
                                                                                          utilities stocks relative to the S&P
                                                                                          500. Information technology, health
                                                                                          care, financials, and consumer
                                                                                          discretionary stocks accounted for the
                                                                                          highest percentage of the fund's total
                                                                                          net

PORTFOLIO COMPOSITION BY SECTOR*
Based on total investments

===================================================================================================================================
                                            TOP 10 EQUITY HOLDINGS*                       TOP 10 INDUSTRIES*

                                             1. Microsoft Corp.                    2.1%    1. Systems Software                 6.0%

                                             2. Lowe's Cos., Inc.                  1.7     2. Pharmaceuticals                  4.8

               [PIE CHART]                   3. Computer Associates                        3. Communications Equipment         4.5
                                                International, Inc.                1.5
HEALTH CARE                         21.2%
                                             4. Tyco International Ltd. (Bermuda)  1.4     4. Investment Banking & Brokerage   4.1
INFORMATION TECHNOLOGY              24.0%
                                             5. Lehman Brothers Holdings Inc.      1.4     5. Specialty Stores                 4.0
ALL OTHERS                          21.3%
                                             6. Dell Inc.                          1.4     6. Managed Health Care              3.9
CONSUMER DISCRETIONARY              16.7%
                                             7. QUALCOMM Inc.                      1.4     7. Health Care Equipment            3.6
FINANCIALS                          16.8%
                                             8. Novellus Systems, Inc.             1.4     8. Aerospace & Defense              3.4

                                             9. Kroger Co. (The)                   1.3     9. Semiconductors                   2.5

                                            10. Citigroup Inc.                     1.3    10. Reinsurance                      2.4

*Excludes money market fund holdings.

   The fund's holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.
===================================================================================================================================

assets at the close of the fiscal year,     IN CLOSING                                                    ROBERT LLOYD
and contributed the most to overall fund                                                  [PHOTO OF       Mr. Lloyd, Chartered
performance during the course of the        As the fiscal year ended, there were          ROBERT          Financial Analyst, is a
fiscal year.                                signs that the economy was                    LLOYD]          portfolio manager of AIM
                                            strengthening; time will tell whether                         Summit Fund. He joined
   Stocks that contributed to fund          that recovery is sustainable.                 AIM in 2000 and was named portfolio
performance for the fiscal year included    Regard-less, we will continue to seek         manager in 2001. He served eight years
clothing retailer Gap and financial         out stocks of companies that we believe       in the U.S. Navy as a Naval Flight
giant J.P. Morgan Chase. Gap's sales        have the potential for growth in              Officer flying the S-3B Viking. Mr.
have grown by double-digits in each of      earnings, including small-sized growth        Lloyd received a B.B.A. from the
the last three quarters; in August, the     companies, and stocks that we believe         University of Notre Dame and an M.B.A.
company announced that its                  are undervalued relative to other             from the University of Chicago.
second-quarter earnings totaled $209        available investments in an attempt to
million--more than three times year-ago     achieve the fund's investment objective.                      BRET W. STANLEY
levels. J.P. Morgan Chase also has                                                        [PHOTO OF       Mr. Stanley, Chartered
reported strong financial numbers in             See important fund and index             BRET W.         Financial Analyst, is a
recent quarters. In late October, the           disclosures inside front cover.           STANLEY]        senior portfolio manager
company announced third-quarter earnings                                                                  of AIM Summit Fund. He
totaled $1.63 billion, up from $325                                                       began his investment career in 1988 and
million one year earlier. For the first                                                   joined AIM in 1998. Mr. Stanley received
nine months of 2003, the company                                                          a B.B.A. in finance from the University
reported net income of $4.86 billion,                                                     of Texas at Austin and an M.S. in
137% above the first nine months of                                                       finance from the University of Houston.
2002.
                                                                                                          KENNETH A. ZSCHAPPEL

                                                                                          [PHOTO OF       Mr. Zschappel is a senior
                                                                                          KENNETH A.      portfolio manager of AIM
                                                                                          ZSCHAPPEL       Summit Fund. He joined
                                                                                                          AIM in 1990; in 1992 he
                                                                                          became a portfolio analyst for equity
                                                                                          securities, specializing in technology
                                                                                          and health care. Mr. Zschappel received
                                                                                          a B.A. in political science from Baylor
                                                                                          University.

                                                                                          Assisted by the Basic Value and Multi-Cap
                                                                                          Growth Teams.

                                    [GRAPHIC]


                                                      For More Information Visit

                                                              AIMinvestments.com


===================================================================================================================================
PORTFOLIO COMPOSITION BY MARKET             FUND VS. INDEX                                TOTAL NUMBER OF HOLDINGS*             147
CAPITALIZATION*                             Total returns 10/31/02-10/31/03,
Based on total equity holdings              excluding sales charges                       TOTAL NET ASSETS             $1.9 BILLION

        [PIE CHART]                                      [BAR CHART]

SMALL-CAP                     6%            AIM SUMMIT FUND           24.53%

MID-CAP                      39%            S&P 500 INDEX             20.79%

LARGE-CAP                    55%            Source: Lipper, Inc.

Source: Lipper, Inc.
===================================================================================================================================

FUND PERFORMANCE

                                [MOUNTAIN CHART]

RESULTS OF A $10,000 INVESTMENT
10/31/93-10/31/03

            DATE        AIM SUMMIT FUND    S&P 500 INDEX
          10/31/93          $ 10000           $ 10000
         1/31/1994            10482             10365
         4/30/1994             9731              9769
         7/31/1994             9412             10003
        10/31/1994            10059             10386
         1/31/1995             9533             10419
         4/30/1995            10826             11472
         7/31/1995            12965             12611
        10/31/1995            13182             13128
         1/31/1996            13303             14443
         4/30/1996            14559             14934
         7/31/1996            13456             14698
        10/31/1996            15239             16290
         1/31/1997            16537             18245
         4/30/1997            15786             18686
         7/31/1997            19911             22358
        10/31/1997            19587             21519
         1/31/1998            19427             23153
         4/30/1998            22546             26360
         7/31/1998            22718             26674
        10/31/1998            21444             26256
         1/31/1999            28100             30681
         4/30/1999            29162             32114
         7/31/1999            29176             32063
        10/31/1999            30619             32993
         1/31/2000            37930             33853
         4/30/2000            39425             35364
         7/31/2000            40567             34937
        10/31/2000            40145             34999
         1/31/2001            33717             33549
         4/30/2001            25874             30779
         7/31/2001            23729             29934
        10/31/2001            20262             26288
         1/31/2002            21540             28135
         4/30/2002            20781             26896
         7/31/2002            16772             22865
        10/31/2002            15991             22319
         1/31/2003            15450             21663
         4/30/2003            16404             23317
         7/31/2003            18440             25297
        10/31/2003            19918             26959       Source: Lipper, Inc.

Because shares of AIM Summit Fund are sold to Summit Investors Plans ("Plans I" and "Plans II") without the imposition of sales charges, fund performance in the chart includes fund expenses and management fees but excludes sales charges. Performance of Plans I and Plans II will differ from fund performance due to the imposition of sales charges. For a complete explanation of Plans I and Plans II sales charges, please see the inside front cover.

Performance shown in the chart and table does not reflect deduction of taxes a shareholder would pay on fund distributions or sale of fund shares. Performance of the index does not reflect the effects of taxes.

This growth chart uses a logarithmic scale, which means the price scale (vertical axis) is structured so that a given distance always represents the same percent change in price, rather than the same absolute change in price. For example, the distance from one to 10 is the same as the distance from 10 to 100 on a logarithmic chart, but the latter distance is 10 times greater on a linear chart. A logarithmic scale better illustrates performance in the fund's early years before reinvested distributions and compounding create the potential for the original investment to grow to very large numbers.

===================================================================================================================================
AVERAGE ANNUAL TOTAL RETURNS                In addition to returns as of the close        AVERAGE ANNUAL TOTAL RETURNS
As of 10/31/03                              of the fiscal year, industry regulations      As of 9/30/03
                                            require us to provide average annual
PLANS I SHARES (including 8.50% sales       total returns for periods ended 9/30/03,      PLANS I SHARES (including 8.50% sales
charge)                                     the most recent calendar quarter-end,         charge)
10 Years                           6.19%    which are shown at right.                     10 Years                           5.50%
 5 Years                          -3.20                                                    5 Years                          -3.15
 1 Year                           13.88     Past performance cannot guarantee              1 Year                           12.00
                                            comparable future results. DUE TO
PLANS II SHARES (including 3.33% sales      SIGNIFICANT MARKET VOLATILITY, RESULTS        PLANS II SHARES (including 3.33% sales
charge)                                     OF AN INVESTMENT MADE TODAY MAY DIFFER        charge)
Inception (7/19/99)              -10.78%    SUBSTANTIALLY FROM THE HISTORICAL             Inception (7/19/99)              -12.19%
1 Year                            20.45     PERFORMANCE SHOWN. CALL YOUR FINANCIAL        1 Year                            18.42
                                            ADVISOR FOR MORE CURRENT PERFORMANCE.
AIM SUMMIT FUND                                                                           AIM SUMMIT FUND
10 Years                           7.13%                                                  10 Years                           6.54%
 5 Years                          -1.47                                                    5 Years                          -1.41
 1 Year                           24.53                                                    1 Year                           22.43
===================================================================================================================================

FINANCIALS

SCHEDULE OF INVESTMENTS

October 31, 2003

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS-93.93%

ADVERTISING-1.22%

Interpublic Group of Cos., Inc. (The)(a)         1,563,700   $   23,267,856
===========================================================================

AEROSPACE & DEFENSE-3.35%

Alliant Techsystems Inc.(a)                        321,450       16,638,252
---------------------------------------------------------------------------
Engineered Support Systems, Inc.                   135,000        9,127,350
---------------------------------------------------------------------------
L-3 Communications Holdings, Inc.(a)               268,300       12,540,342
---------------------------------------------------------------------------
Lockheed Martin Corp.                              300,000       13,908,000
---------------------------------------------------------------------------
United Technologies Corp.                          140,000       11,856,600
===========================================================================
                                                                 64,070,544
===========================================================================

APPAREL RETAIL-1.42%

Chico's FAS, Inc.(a)                               215,000        8,071,100
---------------------------------------------------------------------------
Gap, Inc. (The)                                  1,003,600       19,148,688
===========================================================================
                                                                 27,219,788
===========================================================================

APPLICATION SOFTWARE-0.99%

Amdocs Ltd. (United Kingdom)(a)                    547,900       11,757,934
---------------------------------------------------------------------------
Intuit Inc.(a)                                     145,000        7,247,100
===========================================================================
                                                                 19,005,034
===========================================================================

ASSET MANAGEMENT & CUSTODY BANKS-0.31%

Janus Capital Group Inc.                           418,000        5,910,520
===========================================================================

BIOTECHNOLOGY-2.33%

Amgen Inc.(a)                                      224,100       13,840,416
---------------------------------------------------------------------------
Gen-Probe Inc.(a)                                  120,000        3,212,400
---------------------------------------------------------------------------
Genzyme Corp.(a)                                   192,700        8,844,930
---------------------------------------------------------------------------
Gilead Sciences, Inc.(a)                           100,600        5,490,748
---------------------------------------------------------------------------
IDEC Pharmaceuticals Corp.(a)                       77,200        2,712,036
---------------------------------------------------------------------------
IDEXX Laboratories, Inc.(a)                        223,000       10,547,900
===========================================================================
                                                                 44,648,430
===========================================================================

COMMUNICATIONS EQUIPMENT-4.45%

Cisco Systems, Inc.(a)                           1,095,300       22,979,394
---------------------------------------------------------------------------
McDATA Corp.-Class A(a)                            275,000        2,840,750
---------------------------------------------------------------------------
Nokia Oyj-ADR (Finland)                            700,000       11,893,000
---------------------------------------------------------------------------
QLogic Corp.(a)                                    125,000        7,006,250
---------------------------------------------------------------------------
QUALCOMM Inc.                                      550,700       26,158,250
---------------------------------------------------------------------------
Scientific-Atlanta, Inc.                           214,100        6,337,360
---------------------------------------------------------------------------
UTStarcom, Inc.(a)                                 250,000        7,875,000
===========================================================================
                                                                 85,090,004
===========================================================================

COMPUTER HARDWARE-2.07%

Dell Inc.(a)                                       744,700       26,898,564
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
COMPUTER HARDWARE-(CONTINUED)

Hewlett-Packard Co.                                574,200   $   12,810,402
===========================================================================
                                                                 39,708,966
===========================================================================

COMPUTER STORAGE & PERIPHERALS-1.37%

SanDisk Corp.(a)                                    44,100        3,554,460
---------------------------------------------------------------------------
Storage Technology Corp.(a)                        400,000        9,640,000
---------------------------------------------------------------------------
Western Digital Corp.(a)                           962,700       12,948,315
===========================================================================
                                                                 26,142,775
===========================================================================

CONSUMER ELECTRONICS-1.33%

Harman International Industries, Inc.               90,000       11,538,000
---------------------------------------------------------------------------
Koninklijke (Royal) Philips Electronics
  N.V.-New York Shares (Netherlands)               514,880       13,819,379
===========================================================================
                                                                 25,357,379
===========================================================================

DATA PROCESSING & OUTSOURCED SERVICES-2.27%

Affiliated Computer Services, Inc.-Class A(a)      185,700        9,086,301
---------------------------------------------------------------------------
Ceridian Corp.(a)                                1,014,600       21,306,600
---------------------------------------------------------------------------
First Data Corp.                                   363,000       12,959,100
===========================================================================
                                                                 43,352,001
===========================================================================

DIVERSIFIED BANKS-1.60%

Bank One Corp.                                     419,650       17,814,143
---------------------------------------------------------------------------
Wells Fargo & Co.                                  227,000       12,784,640
===========================================================================
                                                                 30,598,783
===========================================================================

DIVERSIFIED CAPITAL MARKETS-0.99%

J.P. Morgan Chase & Co.                            530,000       19,027,000
===========================================================================

DIVERSIFIED COMMERCIAL SERVICES-1.33%

Apollo Group, Inc.-Class A(a)                      148,700        9,446,911
---------------------------------------------------------------------------
H&R Block, Inc.                                    339,000       15,963,510
===========================================================================
                                                                 25,410,421
===========================================================================

ELECTRICAL COMPONENTS & EQUIPMENT-0.49%

Rockwell Automation, Inc.                          300,000        9,315,000
===========================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS-1.25%

Samsung Electronics Co., Ltd. (South Korea)         16,000        6,354,035
---------------------------------------------------------------------------
Waters Corp.(a)                                    560,000       17,600,800
===========================================================================
                                                                 23,954,835
===========================================================================

ENVIRONMENTAL SERVICES-1.09%

Waste Management, Inc.                             806,000       20,891,520
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

FOOD RETAIL-1.29%

Kroger Co. (The)(a)                              1,416,000   $   24,765,840
===========================================================================

FOOTWEAR-0.54%

NIKE, Inc.-Class B                                  92,900        5,936,310
---------------------------------------------------------------------------
Reebok International Ltd.                          115,000        4,479,250
===========================================================================
                                                                 10,415,560
===========================================================================

GENERAL MERCHANDISE STORES-1.12%

Dollar Tree Stores, Inc.(a)                        125,000        4,772,500
---------------------------------------------------------------------------
Target Corp.                                       421,000       16,730,540
===========================================================================
                                                                 21,503,040
===========================================================================

HEALTH CARE DISTRIBUTORS-2.22%

Cardinal Health, Inc.                              263,000       15,606,420
---------------------------------------------------------------------------
Henry Schein, Inc.(a)                              161,200       10,002,460
---------------------------------------------------------------------------
McKesson Corp.                                     555,000       16,799,850
===========================================================================
                                                                 42,408,730
===========================================================================

HEALTH CARE EQUIPMENT-3.55%

Becton, Dickinson & Co.                            347,100       12,689,976
---------------------------------------------------------------------------
Biomet, Inc.                                       292,600       10,492,636
---------------------------------------------------------------------------
Boston Scientific Corp.(a)                         244,800       16,577,856
---------------------------------------------------------------------------
Guidant Corp.                                       95,100        4,851,051
---------------------------------------------------------------------------
St. Jude Medical, Inc.(a)                          133,600        7,770,176
---------------------------------------------------------------------------
Zimmer Holdings, Inc.(a)                           243,100       15,512,211
===========================================================================
                                                                 67,893,906
===========================================================================

HEALTH CARE FACILITIES-1.07%

HCA Inc.                                           398,800       15,254,100
---------------------------------------------------------------------------
United Surgical Partners International,
  Inc.(a)                                          175,000        5,278,000
===========================================================================
                                                                 20,532,100
===========================================================================

HEALTH CARE SERVICES-1.98%

Express Scripts, Inc.(a)                           253,200       13,905,744
---------------------------------------------------------------------------
IMS Health Inc.                                    774,000       18,212,220
---------------------------------------------------------------------------
Quest Diagnostics Inc.                              85,200        5,763,780
===========================================================================
                                                                 37,881,744
===========================================================================

HOME IMPROVEMENT RETAIL-1.69%

Lowe's Cos., Inc.                                  550,000       32,411,500
===========================================================================

HOMEBUILDING-0.79%

Centex Corp.                                        50,100        4,884,750
---------------------------------------------------------------------------
D.R. Horton, Inc.                                  127,200        5,062,560
---------------------------------------------------------------------------
Ryland Group, Inc. (The)                            57,800        5,138,420
===========================================================================
                                                                 15,085,730
===========================================================================

HOUSEHOLD APPLIANCES-0.60%

Black & Decker Corp. (The)                         239,100       11,431,371
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

HOUSEHOLD PRODUCTS-1.46%

Clorox Co. (The)                                   136,000   $    6,160,800
---------------------------------------------------------------------------
Dial Corp. (The)                                   535,000       12,840,000
---------------------------------------------------------------------------
Procter & Gamble Co. (The)                          90,000        8,846,100
===========================================================================
                                                                 27,846,900
===========================================================================

HYPERMARKETS & SUPER CENTERS-0.99%

Wal-Mart Stores, Inc.                              320,000       18,864,000
===========================================================================

INDUSTRIAL CONGLOMERATES-1.81%

3M Co.                                              40,800        3,217,896
---------------------------------------------------------------------------
General Electric Co.                               135,000        3,916,350
---------------------------------------------------------------------------
Tyco International Ltd. (Bermuda)                1,316,000       27,478,080
===========================================================================
                                                                 34,612,326
===========================================================================

INDUSTRIAL MACHINERY-0.91%

Pall Corp.                                         363,100        8,496,540
---------------------------------------------------------------------------
Parker-Hannifin Corp.                              176,000        8,970,720
===========================================================================
                                                                 17,467,260
===========================================================================

INSURANCE BROKERS-0.91%

Marsh & McLennan Cos., Inc.                        281,300       12,025,575
---------------------------------------------------------------------------
Willis Group Holdings Ltd. (Bermuda)               164,000        5,461,200
===========================================================================
                                                                 17,486,775
===========================================================================

INTEGRATED OIL & GAS-1.16%

Exxon Mobil Corp.                                  300,000       10,974,000
---------------------------------------------------------------------------
Occidental Petroleum Corp.                         321,000       11,318,460
===========================================================================
                                                                 22,292,460
===========================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.25%

BellSouth Corp.                                    185,000        4,867,350
===========================================================================

INTERNET RETAIL-0.16%

eBay Inc.(a)                                        56,000        3,132,640
===========================================================================

INVESTMENT BANKING & BROKERAGE-4.09%

Goldman Sachs Group, Inc. (The)                    205,000       19,249,500
---------------------------------------------------------------------------
Lehman Brothers Holdings Inc.                      375,800       27,057,600
---------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                          282,500       16,724,000
---------------------------------------------------------------------------
Morgan Stanley                                     279,000       15,308,730
===========================================================================
                                                                 78,339,830
===========================================================================

LEISURE PRODUCTS-0.28%

Mattel, Inc.                                       279,000        5,401,440
===========================================================================

MANAGED HEALTH CARE-3.92%

Aetna Inc.                                         278,500       15,988,685
---------------------------------------------------------------------------
Coventry Health Care, Inc.(a)                      245,200       13,424,700
---------------------------------------------------------------------------
Mid Atlantic Medical Services, Inc.(a)             220,000       12,848,000
---------------------------------------------------------------------------

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
MANAGED HEALTH CARE-(CONTINUED)

UnitedHealth Group Inc.                            258,000   $   13,127,040
---------------------------------------------------------------------------
WellPoint Health Networks Inc.(a)                  220,000       19,558,000
===========================================================================
                                                                 74,946,425
===========================================================================

MOTORCYCLE MANUFACTURERS-0.56%

Harley-Davidson, Inc.                              225,000       10,667,250
===========================================================================

MOVIES & ENTERTAINMENT-1.09%

Walt Disney Co. (The)                              920,000       20,828,800
===========================================================================

OIL & GAS DRILLING-1.43%

ENSCO International Inc.                           378,900        9,984,015
---------------------------------------------------------------------------
Nabors Industries, Ltd. (Bermuda)(a)               217,500        8,221,500
---------------------------------------------------------------------------
Transocean Inc. (Cayman Islands)(a)                481,536        9,240,676
===========================================================================
                                                                 27,446,191
===========================================================================

OIL & GAS EQUIPMENT & SERVICES-1.10%

BJ Services Co.(a)                                 377,300       12,379,213
---------------------------------------------------------------------------
Weatherford International Ltd. (Bermuda)(a)        252,000        8,757,000
===========================================================================
                                                                 21,136,213
===========================================================================

OIL & GAS EXPLORATION & PRODUCTION-1.32%

Apache Corp.                                       237,475       16,556,757
---------------------------------------------------------------------------
Burlington Resources Inc.                          179,600        8,735,744
===========================================================================
                                                                 25,292,501
===========================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.26%

Citigroup Inc.                                     506,666       24,015,968
===========================================================================

PERSONAL PRODUCTS-1.18%

Avon Products, Inc.                                139,300        9,466,828
---------------------------------------------------------------------------
Estee Lauder Cos. Inc. (The)-Class A               348,500       13,030,415
===========================================================================
                                                                 22,497,243
===========================================================================

PHARMACEUTICALS-4.83%

Allergan, Inc.                                      85,000        6,427,700
---------------------------------------------------------------------------
Aventis S.A. (France)                              217,500       11,476,909
---------------------------------------------------------------------------
Forest Laboratories, Inc.(a)                        61,100        3,055,611
---------------------------------------------------------------------------
Johnson & Johnson                                  348,300       17,529,939
---------------------------------------------------------------------------
Lilly (Eli) & Co.                                  128,600        8,567,332
---------------------------------------------------------------------------
Pfizer Inc.                                        682,300       21,560,680
---------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR
  (Israel)                                         236,500       13,454,485
---------------------------------------------------------------------------
Wyeth                                              237,000       10,461,180
===========================================================================
                                                                 92,533,836
===========================================================================

PROPERTY & CASUALTY INSURANCE-0.87%

ACE Ltd. (Cayman Islands)                          465,000       16,740,000
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

REINSURANCE-2.43%

Endurance Specialty Holdings Ltd. (Bermuda)        204,400   $    6,044,108
---------------------------------------------------------------------------
Everest Re Group, Ltd. (Bermuda)                    75,000        6,221,250
---------------------------------------------------------------------------
IPC Holdings, Ltd. (Bermuda)                       250,000        9,362,500
---------------------------------------------------------------------------
Platinum Underwriters Holdings, Ltd.
  (Bermuda)                                        160,000        4,598,400
---------------------------------------------------------------------------
RenaissanceRe Holdings Ltd. (Bermuda)              449,800       20,232,004
===========================================================================
                                                                 46,458,262
===========================================================================

RESTAURANTS-0.81%

Brinker International, Inc.(a)                     166,200        5,290,146
---------------------------------------------------------------------------
McDonald's Corp.                                   312,800        7,823,128
---------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc.(a)                  50,000        2,437,000
===========================================================================
                                                                 15,550,274
===========================================================================

SEMICONDUCTOR EQUIPMENT-1.58%

Lam Research Corp.(a)                              150,800        4,333,992
---------------------------------------------------------------------------
Novellus Systems, Inc.(a)                          626,000       25,847,540
===========================================================================
                                                                 30,181,532
===========================================================================

SEMICONDUCTORS-2.54%

Analog Devices, Inc.(a)                            326,900       14,491,477
---------------------------------------------------------------------------
Broadcom Corp.-Class A(a)                          419,100       13,390,245
---------------------------------------------------------------------------
Intel Corp.                                        200,000        6,610,000
---------------------------------------------------------------------------
Texas Instruments Inc.                             490,300       14,179,476
===========================================================================
                                                                 48,671,198
===========================================================================

SPECIALIZED FINANCE-1.03%

Moody's Corp.                                      340,000       19,662,200
===========================================================================

SPECIALTY STORES-4.04%

Advance Auto Parts, Inc.(a)                        203,200       15,894,304
---------------------------------------------------------------------------
AutoZone, Inc.(a)                                   88,700        8,524,070
---------------------------------------------------------------------------
Bed Bath & Beyond Inc.(a)                          294,900       12,456,576
---------------------------------------------------------------------------
Blockbuster Inc.-Class A                           225,000        4,335,750
---------------------------------------------------------------------------
Cost Plus, Inc.(a)                                 150,000        6,880,500
---------------------------------------------------------------------------
Hollywood Entertainment Corp.(a)                   452,600        6,879,520
---------------------------------------------------------------------------
Staples, Inc.(a)                                   193,900        5,200,398
---------------------------------------------------------------------------
Tiffany & Co.                                      235,900       11,193,455
---------------------------------------------------------------------------
Williams-Sonoma, Inc.(a)                           166,400        5,878,912
===========================================================================
                                                                 77,243,485
===========================================================================

SYSTEMS SOFTWARE-5.99%

Adobe Systems Inc.                                 192,400        8,434,816
---------------------------------------------------------------------------
Computer Associates International, Inc.          1,245,300       29,289,456
---------------------------------------------------------------------------
Microsoft Corp.                                  1,545,800       40,422,670
---------------------------------------------------------------------------
Oracle Corp.(a)                                  1,436,700       17,182,932
---------------------------------------------------------------------------
Symantec Corp.(a)                                  290,500       19,361,825
===========================================================================
                                                                114,691,699
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE-2.32%

Doral Financial Corp. (Puerto Rico)                195,700   $    9,882,850
---------------------------------------------------------------------------
Fannie Mae                                         324,000       23,227,560
---------------------------------------------------------------------------
MGIC Investment Corp.                              125,000        6,413,750
---------------------------------------------------------------------------
Washington Mutual, Inc.                            110,000        4,812,500
===========================================================================
                                                                 44,336,660
===========================================================================

WIRELESS TELECOMMUNICATION SERVICES-0.90%

Nextel Communications, Inc.-Class A(a)             715,100       17,305,420
===========================================================================
    Total Common Stocks & Other Equity
      Interests(Cost $1,511,886,091)                          1,797,816,515
===========================================================================

MONEY MARKET FUNDS-5.46%

STIC Liquid Assets Portfolio(b)                 52,182,716       52,182,716
---------------------------------------------------------------------------
STIC Prime Portfolio(b)                         52,182,716       52,182,716
===========================================================================
    Total Money Market Funds (Cost
      $104,365,432)                                             104,365,432
===========================================================================
TOTAL INVESTMENTS-99.39% (excluding
  investments purchased with cash collateral
  from securities loaned) (Cost
  $1,616,251,523)                                             1,902,181,947
===========================================================================

                                                                 MARKET
                                                 SHARES          VALUE
---------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL
  FROM SECURITIES LOANED

MONEY MARKET FUNDS-14.45%

STIC Liquid Assets Portfolio(b)(c)             138,289,797   $  138,289,797
---------------------------------------------------------------------------
STIC Prime Portfolio(b)(c)                     138,289,798      138,289,798
===========================================================================
    Total Money Market Funds (purchased with
      cash collateral from securities loaned)
      (Cost $276,579,595)                                       276,579,595
===========================================================================
TOTAL INVESTMENTS-113.84% (Cost
  $1,892,831,118)                                             2,178,761,542
===========================================================================
OTHER ASSETS LESS LIABILITIES-(13.84%)                         (264,807,163)
===========================================================================
NET ASSETS-100.00%                                           $1,913,954,379
___________________________________________________________________________
===========================================================================

Investment Abbreviations:

ADR  - American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.
(b) The money market fund and the Fund are affiliated by having the same investment advisor.
(c) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2003

ASSETS:

Investments, at market value (cost
  $1,511,886,091)*                            $1,797,816,515
------------------------------------------------------------
Investments in affiliated money market funds
  (cost $380,945,027)                            380,945,027
------------------------------------------------------------
Receivables for:
  Investments sold                                36,491,727
------------------------------------------------------------
  Fund shares sold                                    34,976
------------------------------------------------------------
  Dividends                                        1,039,732
------------------------------------------------------------
  Amount due from distributor                        198,010
------------------------------------------------------------
Investment for deferred compensation plan             84,010
------------------------------------------------------------
Other assets                                          52,387
============================================================
     Total assets                              2,216,662,384
____________________________________________________________
============================================================


LIABILITIES:

Payables for:
  Investments purchased                           24,863,433
------------------------------------------------------------
  Fund shares reacquired                             196,679
------------------------------------------------------------
  Deferred compensation plan                          84,010
------------------------------------------------------------
  Collateral upon return of securities
     loaned                                      276,579,595
------------------------------------------------------------
Accrued trustees' fees                                84,925
------------------------------------------------------------
Accrued transfer agent fees                          714,493
------------------------------------------------------------
Accrued operating expenses                           184,870
============================================================
     Total liabilities                           302,708,005
============================================================
Net assets applicable to shares outstanding   $1,913,954,379
____________________________________________________________
============================================================


NET ASSETS CONSIST OF:

Shares of beneficial interest                 $2,467,968,167
------------------------------------------------------------
Undistributed net investment income (loss)          (165,033)
------------------------------------------------------------
Undistributed net realized gain (loss) from
  investment securities, foreign currencies
  and option contracts                          (839,781,784)
------------------------------------------------------------
Unrealized appreciation of investment
  securities, foreign currencies and option
  contracts                                      285,933,029
============================================================
                                              $1,913,954,379
____________________________________________________________
============================================================

SHARES OUTSTANDING, $0.01 PAR VALUE PER SHARE, UNLIMITED
NUMBER OF SHARES AUTHORIZED:

Outstanding                                      208,319,068
------------------------------------------------------------
  Net asset value, offering and redemption
     price per share                          $         9.19
____________________________________________________________
============================================================

* At October 31, 2003, securities with an aggregate market value of $271,313,534 were on loan to brokers.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended October 31, 2003

INVESTMENT INCOME:

Dividends (net of foreign withholding tax of $99,845)         $ 11,770,705
--------------------------------------------------------------------------
Dividends from affiliated money market funds                       883,837
--------------------------------------------------------------------------
Securities lending                                                 460,812
==========================================================================
    Total investment income                                     13,115,354
==========================================================================

EXPENSES:

Advisory fees                                                   10,291,244
--------------------------------------------------------------------------
Administrative services fees                                       352,206
--------------------------------------------------------------------------
Custodian fees                                                     173,114
--------------------------------------------------------------------------
Distribution fees                                                4,837,797
--------------------------------------------------------------------------
Transfer agent fees                                              3,040,253
--------------------------------------------------------------------------
Trustees' fees                                                      35,591
--------------------------------------------------------------------------
Other                                                              363,589
==========================================================================
    Total expenses                                              19,093,794
==========================================================================
Less: Fees waived and expense offset arrangements               (3,080,611)
==========================================================================
    Net expenses                                                16,013,183
==========================================================================
Net investment income (loss)                                    (2,897,829)
==========================================================================

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENT SECURITIES, FOREIGN
CURRENCIES AND OPTION CONTRACTS:

Net realized gain (loss) from:
  Investment securities                                        (84,119,960)
--------------------------------------------------------------------------
  Foreign currencies                                                (7,901)
--------------------------------------------------------------------------
  Option contracts written                                       2,265,601
==========================================================================
                                                               (81,862,260)
==========================================================================
Change in net unrealized appreciation (depreciation) of:
  Investment securities                                        458,839,335
--------------------------------------------------------------------------
  Foreign currencies                                                 2,575
--------------------------------------------------------------------------
  Option contracts written                                         (17,949)
==========================================================================
                                                               458,823,961
==========================================================================
Net gain from investment securities, foreign currencies and
  option contracts                                             376,961,701
==========================================================================
Net increase in net assets resulting from operations          $374,063,872
__________________________________________________________________________
==========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended October 31, 2003 and 2002

                                                                   2003              2002
----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income (loss)                                $   (2,897,829)   $   (5,161,416)
----------------------------------------------------------------------------------------------
  Net realized gain (loss) from investment securities,
    foreign currencies and option contracts                      (81,862,260)     (195,093,268)
----------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) of
    investment securities, foreign currencies and option
    contracts                                                    458,823,961      (185,406,493)
==============================================================================================
    Net increase (decrease) in net assets resulting from
     operations                                                  374,063,872      (385,661,177)
==============================================================================================
Share transactions-net                                            83,975,630        86,129,463
==============================================================================================
    Net increase (decrease) in net assets                        458,039,502      (299,531,714)
==============================================================================================

NET ASSETS:

  Beginning of year                                            1,455,914,877     1,755,446,591
==============================================================================================
  End of year (including undistributed investment income
    (loss) of $(165,033) and $(144,209) for 2003 and 2002,
    respectively)                                             $1,913,954,379    $1,455,914,877
______________________________________________________________________________________________
==============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

October 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

AIM Summit Fund (the "Fund") is organized as a Delaware statutory trust ("Trust") registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company having an unlimited number of shares of beneficial interest. The Fund currently offers one series of shares ("Fund Shares").

    The Fund's investment objective is growth of capital. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy. A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price. Debt obligations (including convertible bonds) are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices. Securities for which market quotations are not readily available or are questionable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees. Market trends, movement in exchange traded funds and ADRs, and the bid/ask quotes of brokers and information providers may be reviewed in the course of making a good faith determination of a security's fair value. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

       Foreign securities are converted into U.S. dollar amounts using exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If a development/event is so significant that there is a reasonably high degree of certainty as to both the effect and the degree of effect that the development/event has actually caused that closing price to no longer reflect actual value, the closing prices, as determined at the close of the applicable foreign market, may be adjusted to reflect the fair value of the affected foreign securities as of the close of the NYSE as determined in good faith by or under the supervision of the Board of Trustees.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

C. DISTRIBUTIONS -- Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.

D. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

E. FOREIGN CURRENCY TRANSLATIONS -- Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at the annual rate of 1.00% of the first $10 million of the Fund's average daily net assets, plus 0.75% of the next $140 million of the Fund's average daily net assets and 0.625% of the Fund's average daily net assets in excess of $150 million. AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds in which the Fund has invested (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the Fund). During the year ended October 31, 2003, AIM waived fees of $14,268.

    The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended October 31, 2003, AIM was paid $352,206 for such services.

    The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI"), formerly known as A I M Fund Services, Inc. a fee for providing transfer agency and shareholder services to the Fund. During the year ended October 31, 2003, AISI retained $10,451 for such services.

    The Fund has entered into a Distribution Agreement with A I M Distributors, Inc. ("AIM Distributors") to serve as the distributor for the Fund. The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Fund Shares (the "Distribution Plan"). The Fund, pursuant to the Distribution Plan, pays AIM Distributors compensation at the annual rate of 0.30% of the Fund's average daily net assets. Of this amount, AIM Distributors may pay a service fee up to 0.25% of the average daily net assets to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Shares of the Fund. Any amounts not paid as a service fee under the Distribution Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. AIM Distributors has agreed to waive 0.20% of Rule 12b-1 plan fees on shares held through AIM Summit Investor Plans I ("Plans I"). As a result of this waiver, Distribution Plan fees are accrued at the annual rate of 0.30% of the average daily net assets with respect to Fund Shares, except with respect to Fund Shares held through Plans I; Distribution Plan fees accrue at an annual rate of 0.10% of the average daily net assets with respect to those shares. Accruing fees at two different rates resulted in a blended rate of 0.11% of the average daily net assets of the Fund as of October 31, 2003. Pursuant to the Distribution Plan, for the year ended October 31, 2003, the Fund paid $1,772,246 after AIM Distributors waived Distribution Plan fees of $3,065,551.

    Substantially all shares of the Fund are held of record by State Street Bank and Trust Company as custodian for AIM Summit Investors Plans I and II, unit investment trusts that are sponsored by AIM Distributors.

    Certain officers and trustees of the Fund are officers of AIM, AISI and/or AIM Distributors.

NOTE 3--EXPENSE OFFSET ARRANGEMENTS

For the year ended October 31, 2003, the Fund received reductions transfer agent fees from AISI (an affiliate of AIM) of $154 and reductions in custodian fees of $638 under expense offset arrangements which resulted in a reduction of the Fund's total expenses of $792.

NOTE 4--TRUSTEES' FEES

Trustees' fees represent remuneration paid to each Trustee of the Trust who is not an "interested person" of AIM. Trustees have the option to defer compensation payable by the Trust. The Trustees deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. Certain former Trustees also participate in a retirement plan and receive benefits under such plan.

    During the year ended October 31, 2003, the Fund paid legal fees of $4,659 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a trustee of the Trust.

NOTE 5--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

    Effective June 26, 2003, the Fund became a participant in an uncommitted unsecured revolving line of credit facility with State Street Bank and Trust Company ("SSB"). The Fund may borrow up to the lesser of (i) $125,000,000 or
(ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the line of credit can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

    During the reporting period, the Fund was a participant in a committed line of credit facility with a syndicate administered by Citibank, N.A. The Fund could borrow up to the lesser of (i) $500,000,000 or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which were parties to the line of credit could borrow on a first come, first served basis. The funds which were party to the line of credit were charged a commitment fee of 0.09% on the unused balance of the committed line. The commitment fee was allocated among the funds based on their respective average net assets for the period. The committed line of credit facility expired May 20, 2003.

    During the year ended October 31, 2003, the Fund did not borrow or lend under the interfund lending facility or borrow under either the uncommitted unsecured revolving line of credit facility or the committed line of credit facility.

    Additionally the Fund is permitted to carry a negative or overdrawn balance in its account with the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 6--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities to the extent of one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral pursuant to these loans is invested in short-term money market instruments or affiliated money market funds. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

    At October 31, 2003, securities with an aggregate value of $271,313,534 were on loan to brokers. The loans were secured by cash collateral of $276,579,595 received by the Fund and subsequently invested in affiliated money market funds. For the year ended October 31, 2003, the Fund received fees of $460,812 for securities lending.

NOTE 7--OPTION CONTRACTS WRITTEN

               TRANSACTIONS DURING THE PERIOD
------------------------------------------------------------
                                     CALL OPTION CONTRACTS
                                    ------------------------
                                    NUMBER OF     PREMIUMS
                                    CONTRACTS     RECEIVED
------------------------------------------------------------
Beginning of year                      4,400     $   660,449
------------------------------------------------------------
Written                               19,445       4,811,323
------------------------------------------------------------
Closed                               (14,535)     (3,416,355)
------------------------------------------------------------
Exercised                             (6,470)     (1,482,204)
------------------------------------------------------------
Expired                               (2,840)       (573,213)
============================================================
End of year                               --     $        --
____________________________________________________________
============================================================

NOTE 8--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

There were no ordinary income or long-term capital gain distributions paid during the years ended October 31, 2003 and 2002.

Tax Components of Net Assets:

As of October 31, 2003, the components of net assets on a tax basis were as follows:

Unrealized appreciation -- investments        $  279,320,251
------------------------------------------------------------
Temporary book/tax differences                      (165,033)
------------------------------------------------------------
Capital loss carryforward                       (833,169,006)
------------------------------------------------------------
Shares of beneficial interest                  2,467,968,167
============================================================
Total net assets                              $1,913,954,379
____________________________________________________________
============================================================


    The difference between book-basis and tax-basis unrealized appreciation is due to differences in the timing of recognition of gains and losses on investments for tax and book purposes. The Fund's unrealized appreciation difference is attributable primarily to the tax deferral of losses on wash sales. The tax-basis unrealized appreciation on investments includes appreciation on foreign currencies of $2,605.

    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of the deferral of trustee compensation and trustee retirement plan expenses.

    The Fund has a capital loss carryforward for tax purposes which expires as follows:

                                              CAPITAL LOSS
EXPIRATION                                    CARRYFORWARD
----------------------------------------------------------
October 31, 2009                              $519,359,062
----------------------------------------------------------
October 31, 2010                               234,675,436
----------------------------------------------------------
October 31, 2011                                79,134,508
==========================================================
Total capital loss carryforward               $833,169,006
__________________________________________________________
==========================================================

NOTE 9--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the year ended October 31, 2003 was $976,010,474 and $934,160,687, respectively.

         UNREALIZED APPRECIATION (DEPRECIATION) OF
           INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------
Aggregate unrealized appreciation of
  investment securities                        $336,217,771
-----------------------------------------------------------
Aggregate unrealized (depreciation) of
  investment securities                         (56,900,126)
===========================================================
Net unrealized appreciation of investment
  securities                                   $279,317,645
___________________________________________________________
===========================================================
Cost of investments for tax purposes is
$1,899,443,897.

NOTE 10--RECLASSIFICATION OF PERMANENT DIFFERENCES

As result of differing book/tax treatment of foreign currency transactions and a net operating losses, on October 31, 2003, undistributed net investment income was increased by $2,877,005, undistributed net realized gains increased by $7,901 and shares of beneficial interest decreased by $2,884,906. This reclassification had no effect on net assets of the Fund.


NOTE 11--SHARE INFORMATION

The Fund currently offers one series of shares.

                                             CHANGES IN SHARES OUTSTANDING
-----------------------------------------------------------------------------------------------------------------------
                                                                               YEAR ENDED OCTOBER 31,
                                                              ---------------------------------------------------------
                                                                         2003                           2002
                                                              ---------------------------    --------------------------
                                                                SHARES          AMOUNT         SHARES         AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Sold:                                                          22,477,003    $175,337,433    18,514,699    $166,106,753
=======================================================================================================================
Reacquired:                                                   (11,594,785)    (91,361,803)   (8,789,633)    (79,977,290)
=======================================================================================================================
                                                               10,882,218    $ 83,975,630     9,725,066    $ 86,129,463
_______________________________________________________________________________________________________________________
=======================================================================================================================

NOTE 12--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                                                YEAR ENDED OCTOBER 31,
                                                     ----------------------------------------------------------------------------
                                                        2003                2002           2001             2000          1999
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                 $     7.37          $     9.35     $    22.82       $    20.17    $    14.96
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                            (0.01)              (0.03)         (0.03)(a)        (0.03)        (0.00)
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                        1.83               (1.95)         (9.57)            5.85          6.16
=================================================================================================================================
    Total from investment operations                       1.82               (1.98)         (9.60)            5.82          6.16
=================================================================================================================================
Less distributions:
  Dividends from net investment income                       --                  --             --               --         (0.04)
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                      --                  --          (3.87)           (3.17)        (0.91)
=================================================================================================================================
    Total distributions                                      --                  --          (3.87)           (3.17)        (0.95)
=================================================================================================================================
Net asset value, end of period                       $     9.19          $     7.37     $     9.35       $    22.82    $    20.17
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                           24.69%             (21.18)%       (49.53)%          31.12%        42.79%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)             $1,913,954          $1,455,915     $1,755,447       $3,412,609    $2,624,615
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets:
  With fee waivers                                         0.99%(c)            1.00%          0.89%            0.72%         0.67%
---------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                      1.18%(c)            1.19%          1.09%            0.78%         0.67%
=================================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                              (0.18)%(c)          (0.30)%        (0.20)%          (0.11)%       (0.01)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                                      61%                101%           106%              98%           92%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a)  Calculated using average shares outstanding.
(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and does not include sales charges.
(c)  Ratios are based on average daily net assets of $1,612,599,039.

NOTE 13--SUBSEQUENT EVENTS


Your Fund's investment advisor, A I M Advisors, Inc. ("AIM") is an indirect wholly owned subsidiary of AMVESCAP PLC ("AMVESCAP"). Another indirect wholly owned subsidiary of AMVESCAP, INVESCO Funds Group, Inc. ("INVESCO"), was, until recently, the investment advisor to the INVESCO Funds.

  On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against INVESCO and Raymond R. Cunningham, in his capacity as the Chief Executive Officer of INVESCO. Mr. Cunningham currently holds the positions of Chief Operating Officer and Senior Vice President of A I M Management Group, Inc., the parent company of AIM, and he also holds the position of Senior Vice President with AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against INVESCO. Neither your Fund nor any of the funds in the AIM Family of Funds(R), which includes the INVESCO Funds (the "Funds") has been named as a defendant in any of these proceedings.

  The SEC proceeding alleges that INVESCO failed to disclose in the INVESCO Funds' prospectuses and to the INVESCO Funds' independent directors that INVESCO had entered into certain arrangements permitting market timing of the INVESCO Funds. The SEC is seeking injunctions, including permanent injunctions from serving as an investment advisor, officer or director of an investment company; an accounting of all market timing as well as certain fees and compensation received; disgorgement; civil monetary penalties; and other relief.

  The NYAG proceeding is also based on the circumstances described above. The NYAG is seeking injunctions, including permanent injunctions from directly or indirectly selling or distributing shares of mutual funds; disgorgement of all profits obtained, including fees collected, and payment of all restitution and damages caused, directly or indirectly from the alleged illegal activities; civil monetary penalties; and other relief.

  The Colorado proceeding is also based on the circumstances described above. The State of Colorado is seeking injunctions; restitution, disgorgement and other equitable relief; civil monetary penalties; and other relief.

  If INVESCO is unsuccessful in its defense of these proceedings, it could be barred from serving as an investment advisor for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"). Similarly, if Mr. Cunningham is unsuccessful in his defense of these proceedings, he could be barred from serving as an officer or director of any registered investment company. Such results could also affect the ability of AIM, or any other investment advisor directly or indirectly owned by AMVESCAP, from serving as an investment advisor to any registered investment company, including your Fund. Your Fund has been informed by AIM that, if either of these results occurs, AIM will seek exemptive relief from the SEC to permit it to continue to serve as your Fund's investment advisor. There can be no assurance that such exemptive relief will be granted.

  AIM has received inquiries from the SEC, the NASD, Inc., the NYAG and the Secretary of the Commonwealth of Massachusetts with respect to market timing, late trading, fair value pricing and other similar issues and AIM has been providing full cooperation with respect to these inquiries.

  In addition to the complaints described above, multiple lawsuits, including purported class action and shareholder derivative suits, have been filed against certain Funds, INVESCO, AIM, AMVESCAP and certain related parties, primarily based upon the allegations in the complaints described above, but also regarding the funds' fair valuation pricing methodology. Such lawsuits allege a variety of theories for recovery including, but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and
(iii) breach of contract. The lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory damages; restitution; rescission; accounting for wrongfully gotten gains, profits and compensation; injunctive relief; disgorgement; equitable relief; interest and the payment of attorneys' and experts' fees. Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Funds, INVESCO, AIM, AMVESCAP and related parties in the future.

  As a result of these developments, investors in the Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

  At the present time, management of AIM and the Fund is unable to estimate the impact, if any, that the outcome of these matters described above may have on the Fund or AIM's financial condition.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of AIM Summit Fund



In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the AIM Summit Fund (the "Fund") at October 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for each of the periods ended on or before October 31, 2000 were audited by other independent accountants whose report dated December 6, 2000, expressed an unqualified opinion on the financial highlights.

PRICEWATERHOUSECOOPERS LLP

December 16, 2003
Houston, Texas

PROXY RESULTS (UNAUDITED)

A Special Meeting of Shareholders of AIM Summit Fund, a Delaware statutory trust, was held on October 21, 2003. The meeting was held for the following purpose:

(1) To elect sixteen individuals to the Board, each of whom will serve until his or her successor is elected and qualified: Bob R. Baker, Frank S. Bayley, James T. Bunch, Bruce L. Crockett, Albert R. Dowden, Edward K. Dunn, Jr., Jack M. Fields, Carl Frischling, Robert H. Graham, Gerald J. Lewis, Prema Mathai-Davis, Lewis F. Pennock, Ruth H. Quigley, Louis S. Sklar, Larry Soll, Ph.D. and Mark H. Williamson.

The results of the voting on the above matters were as follows:

                                                                     WITHHOLDING
     DIRECTORS/ MATTER                               VOTES FOR        AUTHORITY
--------------------------------------------------------------------------------
(1)  Bob R. Baker.................................  199,273,097       6,248,859
     Frank S. Bayley..............................  198,892,214       6,629,742
     James T. Bunch...............................  199,460,043       6,061,913
     Bruce L. Crockett............................  198,975,043       6,546,913
     Albert R. Dowden.............................  198,960,998       6,560,958
     Edward K. Dunn, Jr. .........................  198,906,955       6,615,001
     Jack M. Fields...............................  199,106,533       6,415,423
     Carl Frischling..............................  198,276,541       7,245,415
     Robert H. Graham.............................  199,002,691       6,519,265
     Gerald J. Lewis..............................  198,919,894       6,602,062
     Prema Mathai-Davis...........................  198,360,450       7,161,506
     Lewis F. Pennock.............................  198,865,818       6,656,138
     Ruth H. Quigley..............................  198,708,416       6,813,540
     Louis S. Sklar...............................  198,848,791       6,673,165
     Larry Soll, Ph.D. ...........................  198,889,456       6,632,500
     Mark H. Williamson...........................  199,375,649       6,146,307

OTHER INFORMATION

TRUSTEES AND OFFICERS

As of January 1, 2003

The address of each trustee and officer of AIM Summit Fund (the "Trust") is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 132 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND         TRUSTEE AND/
POSITION(S) HELD WITH THE       OR OFFICER       PRINCIPAL OCCUPATION(S)                    OTHER DIRECTORSHIP(S)
TRUST                           SINCE            DURING PAST 5 YEARS                        HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------------------
  INTERESTED PERSONS
--------------------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1982          Director and Chairman, A I M Management    None
  Trustee, Chairman and                          Group Inc. (financial services holding
  President                                      company); and Director and Vice Chairman,
                                                 AMVESCAP PLC and Chairman of AMVESCAP PLC
                                                 -- AIM Division (parent of AIM and a
                                                 global investment management firm)
                                                 Formerly: President and Chief Executive
                                                 Officer, A I M Management Group Inc.;
                                                 Director, Chairman and President, A I M
                                                 Advisors, Inc. (registered investment
                                                 advisor); and Director and Chairman,
                                                 A I M Capital Management, Inc.
                                                 (registered investment advisor), A I M
                                                 Distributors, Inc. (registered broker
                                                 dealer), AIM Investment Services, Inc.,
                                                 (registered transfer agent), and Fund
                                                 Management Company (registered broker
                                                 dealer); and Chief Executive Officer,
                                                 AMVESCAP PLC -- Managed Products
--------------------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003          Director, President and Chief Executive    Director and Chairman,
  Trustee and Executive Vice                     Officer, A I M  Management Group Inc.      INVESCO Bond Funds,
  President                                      (financial services holding company);      Inc., INVESCO
                                                 Director, Chairman and President, A I M    Combination Stock &
                                                 Advisors, Inc. (registered investment      Bond Funds, Inc.,
                                                 advisor); Director, A I M Capital          INVESCO Counselor
                                                 Management, Inc. (registered investment    Series Funds, Inc.,
                                                 advisor) and A I M Distributors, Inc.      INVESCO International
                                                 (registered broker dealer); Director and   Funds, Inc., INVESCO
                                                 Chairman, AIM Investment Services, Inc.    Manager Series Funds,
                                                 (registered transfer agent); and Fund      Inc., INVESCO Money
                                                 Management Company (registered broker      Market Funds, Inc.,
                                                 dealer); and Chief Executive Officer,      INVESCO Sector Funds,
                                                 AMVESCAP PLC -- AIM Division (parent of    Inc., INVESCO Stock
                                                 AIM and a global investment management     Funds, Inc., INVESCO
                                                 firm)                                      Treasurer's Series
                                                 Formerly: Director, Chairman, President    Funds, Inc. and
                                                 and Chief Executive Officer, INVESCO       INVESCO Variable
                                                 Funds Group, Inc. and INVESCO              Investment Funds, Inc.
                                                 Distributors, Inc.; Chief Executive
                                                 Officer, AMVESCAP PLC -- Managed
                                                 Products; Chairman and Chief Executive
                                                 Officer of NationsBanc Advisors, Inc.;
                                                 and Chairman of NationsBanc Investments,
                                                 Inc.
--------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------------------
  Bob R. Baker(3) -- 1936          2003          Consultant                                 None
  Trustee
                                                 Formerly: President and Chief Executive
                                                 Officer, AMC Cancer Research Center; and
                                                 Chairman and Chief Executive Officer,
                                                 First Columbia Financial Corporation
--------------------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001          Of Counsel, law firm of Baker & McKenzie   Badgley Funds, Inc.
  Trustee                                                                                   (registered investment
                                                                                            company)
--------------------------------------------------------------------------------------------------------------------------
  James T. Bunch(3) -- 1942        2003          Co-President and Founder, Green, Manning   None
  Trustee                                        & Bunch Ltd., (investment banking firm);
                                                 and Director, Policy Studies, Inc. and
                                                 Van Gilder Insurance Corporation
                                                 Formerly: General Counsel and Director,
                                                 Boettcher & Co.; and Chairman and
                                                 Managing Partner, law firm of Davis,
                                                 Graham & Stubbs
--------------------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944        1992          Chairman, Crockett Technology Associates   ACE Limited (insurance
  Trustee                                        (technology consulting company)            company); and
                                                                                            Captaris, Inc.
                                                                                            (unified messaging
                                                                                            provider)
--------------------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000          Director of a number of public and         Cortland Trust, Inc.
  Trustee                                        private business corporations, including   (Chairman) (registered
                                                 the Boss Group Ltd. (private investment    investment company);
                                                 and management) and Magellan Insurance     Annuity and Life Re
                                                 Company                                    (Holdings), Ltd.
                                                 Formerly: Director, President and Chief    (insurance company)
                                                 Executive Officer, Volvo Group North
                                                 America, Inc.; Senior Vice President, AB
                                                 Volvo; and director of various
                                                 affiliated Volvo Group companies
--------------------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998          Formerly: Chairman, Mercantile Mortgage    None
  Trustee                                        Corp.; President and Chief Operating
                                                 Officer, Mercantile-Safe Deposit & Trust
                                                 Co.; and President, Mercantile
                                                 Bankshares Corp.
--------------------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997          Chief Executive Officer, Twenty First      Administaff
  Trustee                                        Century Group, Inc. (government affairs
                                                 company) and Texana Timber LP
--------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson became Executive Vice President of the Trust on March 4, 2003.

(3) Elected trustee of the Trust on October 21, 2003.

As of January 1, 2003

The address of each trustee and officer of AIM Summit Fund (the "Trust") is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each trustee oversees 132 portfolios in the AIM Funds complex. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust's organizational documents. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             TRUSTEE AND/       PRINCIPAL OCCUPATION(S)                            OTHER DIRECTORSHIP(S)
POSITION(S) HELD WITH THE TRUST     OR OFFICER SINCE   DURING PAST 5 YEARS                                HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1982               Partner, law firm of Kramer Levin Naftalis and     Cortland Trust, Inc.
  Trustee                                              Frankel LLP                                        (registered investment
                                                                                                          company)
----------------------------------------------------------------------------------------------------------------------------------
  Gerald J. Lewis(3) -- 1933        2003               Chairman, Lawsuit Resolution Services (San         General Chemical
  Trustee                                              Diego, California)                                 Group, Inc.,
                                                       Formerly: Associate Justice of the California      Wheelabrator
                                                       Court of Appeals                                   Technologies, Inc.
                                                                                                          (waste management
                                                                                                          company), Fisher
                                                                                                          Scientific, Inc.,
                                                                                                          Henley Manufacturing,
                                                                                                          Inc. (laboratory
                                                                                                          supplies), and
                                                                                                          California Coastal
                                                                                                          Properties, Inc.
----------------------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998               Formerly: Chief Executive Officer, YWCA of the     None
  Trustee                                              USA
----------------------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1982               Partner, law firm of Pennock & Cooper              None
  Trustee
----------------------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001               Retired                                            None
  Trustee
----------------------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1989               Executive Vice President, Development and          None
  Trustee                                              Operations Hines Interests Limited Partnership
                                                       (real estate development company)
----------------------------------------------------------------------------------------------------------------------------------
  Larry Soll, Ph.D.(3) -- 1942      2003               Retired                                            None
  Trustee
----------------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
----------------------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome(4) -- 1956        2003               Director, Senior Vice President, Secretary and     N/A
  Senior Vice President                                General Counsel, A I M Management Group Inc.
                                                       (financial services holding company) and A I M
                                                       Advisors, Inc.; Vice President, A I M Capital
                                                       Management, Inc., A I M Distributors, Inc. and
                                                       AIM Investment Services, Inc.; and Director,
                                                       Vice President and General Counsel, Fund
                                                       Management Company
                                                       Formerly: Senior Vice President and General
                                                       Counsel, Liberty Financial Companies, Inc.; and
                                                       Senior Vice President and General Counsel,
                                                       Liberty Funds Group, LLC
-------------------------------------------------------------------------------------------------------------------
  Gary T. Crum(5) -- 1947           1982               Director, Chairman and Director of Investments,    N/A
  Senior Vice President                                A I M Capital Management, Inc.; Director and
                                                       Executive Vice President, A I M Management Group
                                                       Inc.; Director and Senior Vice President, A I M
                                                       Advisors, Inc.; and Director, A I M
                                                       Distributors, Inc. and AMVESCAP PLC
                                                       Formerly: Chief Executive Officer and President,
                                                       A I M Capital Management Inc.
----------------------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002               Managing Director and Chief Research Officer --    N/A
  Vice President                                       Fixed Income, A I M Capital Management, Inc.;
                                                       and Vice President, A I M Advisors, Inc.
----------------------------------------------------------------------------------------------------------------------------------
  Melville B. Cox -- 1943           1992               Vice President and Chief Compliance Officer,       N/A
  Vice President                                       A I M Advisors, Inc. and A I M Capital
                                                       Management, Inc.; and Vice President, AIM
                                                       Investment Services, Inc.
----------------------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen(5) -- 1940        1999               Vice President, A I M Advisors, Inc., and          N/A
  Vice President                                       President, Chief Executive Officer and Chief
                                                       Investment Officer, A I M Capital Management,
                                                       Inc.
----------------------------------------------------------------------------------------------------------------------------------
  Dana R. Sutton -- 1959            1985               Vice President and Fund Treasurer, A I M           N/A
  Vice President and Treasurer                         Advisors, Inc.
----------------------------------------------------------------------------------------------------------------------------------

(3) Elected trustee of the Trust on October 21, 2003.
(4) Mr. Carome became Senior Vice President of the Trust on May 13, 2003.
(5) Information is current as of January 10, 2003.

The Statement of Additional Information of the Trust includes additional information about the Fund's Trustees and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            A I M Distributors, Inc.        PricewaterhouseCoopers LLP
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               1201 Louisiana, Suite 2900
Houston, TX 77046               Suite 100                       Suite 100                       Houston, TX 77002
                                Houston, TX 77046               Houston, TX 77046-1173

COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES         TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       AIM Investment Services, Inc.   State Street Bank and
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   Trust Company
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          225 Franklin Street
Philadelphia, PA 19103          New York, NY 10022-3852                                         Boston, MA 02110

                                                AIMinvestments.com     SUM-AR-1


                          YOUR GOALS. OUR SOLUTIONS.--Servicemark--

                                            [AIM INVESTMENTS LOGO APPEARS HERE]
                                                      --Servicemark--






     IF USED AFTER JANUARY 20, 2004, THIS REPORT MUST BE ACCOMPANIED BY THE
            AIM SUMMIT INVESTORS PLANS PERFORMANCE AND COMMENTARY FOR
                      THE MOST RECENT CALENDAR QUARTER-END.

ITEM 2.  CODE OF ETHICS.

As of the end of the period covered by this report, Registrant had adopted a code of ethics (the "Code") that applies to the Registrant's principal executive office ("PEO") and principal financial officer ("PFO"). There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Prema Mathai-Davis. Ms. Mathai-Davis is "independent" within the meaning of that term used in Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

            Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

            Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) As of December 18, 2003, an evaluation was performed under the supervision and with the participation of the officers of AIM Summit Fund (the "Company"), including the Principal Executive Officer (PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Company's disclosure controls and procedures, as that term in defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Company's officers, including the PEO and PFO, concluded that, as of December 18, 2003, the Company's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Company on Form N-CSR is recorded, processed, summarized and reported with in the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Company is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Company's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Company's last fiscal half-year (the Company's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Company's internal control over financial reporting.

ITEM 10. EXHIBITS. CODE OF ETHICS.

(a)(1)   Code of Ethics.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Act.

(b) Certification of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Registrant:  AIM Summit Fund
            ----------------

By:   /s/ROBERT H. GRAHAM
      ------------------------------
      Robert H. Graham
      Principal Executive Officer


Date: December 18, 2003
      ------------------------------



By :  /a/DANA R. SUTTON
      ------------------------------
      Dana R. Sutton
      Principal Financial Officer


Date: December 18, 2003
      ------------------------------

                                  EXHIBIT INDEX


10(a)(1) Code of Ethics

10(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

(b) Certification of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002.